BANK LOANS AND FACILITIES (Tables)	12 Months Ended
Dec. 31, 2012
BANK LOANS AND FACILITIES
Schedule of bank loans

	December 31,
	2011	2012
BOC (SZ)
- Interest rate at Benchmark Rate, denominated in RMB	$—	$8,998,429
China Construction Bank (Shenzhen branch) (“CCB(SZ)”)
- Interest rate at 110% of Benchmark Rate, denominated in RMB(1)	20,465,028	—
Total bank loans	20,465,028	8,998,429
Less: Amount due within one year shown under current liabilities	20,465,028	8,998,429
Amount due after one year shown under non-current liabilities	$—	$—

Note:

(1)       The amounts were repaid in full in June 2012.